Nature of business - Schedule of subsidiaries percentage (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
FSD Biosciences Inc, USA [Member]
Nature of business - Schedule of subsidiaries percentage (Details) [Line Items]
Subsidiaries percentage	100.00%	100.00%
Prismic Pharmaceuticals Inc.(“Prismic), USA [Member]
Nature of business - Schedule of subsidiaries percentage (Details) [Line Items]
Subsidiaries percentage	100.00%	100.00%
FV Pharma Inc, Canada [Member]
Nature of business - Schedule of subsidiaries percentage (Details) [Line Items]
Subsidiaries percentage	100.00%	100.00%
Lucid Psycheceuticals Inc,Canada [Member]
Nature of business - Schedule of subsidiaries percentage (Details) [Line Items]
Subsidiaries percentage	100.00%	100.00%
FSD Strategic Investments Inc, Canada [Member]
Nature of business - Schedule of subsidiaries percentage (Details) [Line Items]
Subsidiaries percentage	100.00%	100.00%
FSD Pharma Australia Pty Ltd, Australia [Member]
Nature of business - Schedule of subsidiaries percentage (Details) [Line Items]
Subsidiaries percentage	100.00%	100.00%
Unbuzzd Wellness Inc in Canada [Member]
Nature of business - Schedule of subsidiaries percentage (Details) [Line Items]
Subsidiaries percentage	20.10%	22.95%
Huge Biopharma Australia Pty Ltd, Australia [Member]
Nature of business - Schedule of subsidiaries percentage (Details) [Line Items]
Subsidiaries percentage	100.00%	100.00%